Goodwill and Other Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In The Carrying Amount Of Goodwill	The carrying amount of goodwill as of December 31, 2013 is detailed below by reporting unit (in millions):

Floaters	$3,081.4
Jackups	192.6
Total	$3,274.0

Schedule of Other Intangible Assets and Liabilities
The gross carrying amounts of our drilling contract intangibles, which we consider to be definite-lived intangibles assets and intangible liabilities, and accumulated amortization as of December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Drilling contract intangible assets
Balance, beginning of period	$209.0	$(88.3)	$120.7	$209.0	$(36.4)	$172.6
Amortization	—	(42.3)	(42.3)	—	(51.9)	(51.9)
Balance, end of period	$209.0	$(130.6)	$78.4	$209.0	$(88.3)	$120.7

Drilling contract intangible liabilities
Balance, beginning of period	$278.0	$(160.0)	$118.0	$278.0	$(92.8)	$185.2
Amortization	—	(48.9)	(48.9)	—	(67.2)	(67.2)
Balance, end of period	$278.0	$(208.9)	$69.1	$278.0	$(160.0)	$118.0

Schedule of Expected Amortization Income (Expense)
The estimated net (reduction) increase to future operating revenues related to the amortization of these intangible assets and liabilities as of December 31, 2013, is as follows (in millions):

2014	$(4.3)
2015	(4.5)
2016	(.8)
2017	.3
Total	$(9.3)